Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation
S-K,
we provide the following disclosure regarding executive compensation and Company performance for the five-year period of 2020 through 2024. The language noted in the tables below and required by Regulation
S-K
refers to “compensation actually paid.”
“Compensation actually paid” includes the difference in the fair market value of the LTI awards from the prior year end to the vesting date, for awards that vested during the year, or to the current year end, for awards that are outstanding at year end.
The CD&A provides further detail on the Company’s
pay-for-performance
philosophy. The Compensation Committee did not consider the
pay-versus-performance
disclosure below in making its pay decisions for any of the NEOs for the years shown below.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2),(3)	Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (2),(3)	Value of Initial Fixed $100 Investment Based On (5)		Net income (millions) (6)	Operating ROATCE(*)
					TSR	KRX Index Total Return

2024	$7,295,441	$7,664,122	$1,609,087	$1,669,209	$143	$131	$465.3	14.5%

2023	$7,356,609	$10,068,081	$1,801,064	$2,245,242	$129	$116	$484.9	18.3%

2022	$6,818,374	$14,217,675	$1,667,346	$2,870,951	$118	$116	$439.1	17.5%

2021	$6,577,522	$11,913,114	$1,584,381	$2,475,609	$105	$125	$404.6	15.7%

2020	$6,308,713	$4,838,248	$1,573,184	$1,327,493	$79	$91	$286.0	13.1%

(*)	Non-GAAP measure

(1)
The amounts shown are based on the total compensation figures presented in the Summary Compensation Table for Mr. Vincent J. Delie, Jr., our principal executive officer (PEO), for each of the years listed.

(2)
The amounts shown for Compensation Actually Paid to PEO and Average Compensation Actually Paid to
Non-PEO
NEOs have been calculated in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Delie or the
Non-PEO
NEOs during the applicable year. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year, adjusted as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions from the Summary Compensation Table total for our PEO and
Non-PEO
NEOs as set forth below. Amounts excluded, which are set forth in the Exclusion of Stock Awards and Change in Pension Value columns in each of the PEO Compensation Actually Paid and the
Non-PEO
NEOs Compensation Actually Paid tables below in this footnote 3, are the aggregate amounts shown in the “Stock Awards” and “Change in Pension Value” columns from the Summary Compensation Table. Amounts included, which are set forth in the Inclusion of Equity Award Adjustments and Pension Service Cost columns in each of such tables below in this footnote 3, are the aggregate of the following components:

a.	Add the fair value as of the end of the year of unvested equity awards granted in that year;

b.
Add the change in fair value (if positive, or subtract if negative) as of the end of the year (from the end of the prior year) of equity awards granted in prior years that remained outstanding and unvested at the end of the year;

c.
Add the change in fair value (if positive, or subtract if negative) as of the end of the vesting date during the year (from the end of the prior year) of equity awards granted in prior years that vested during that year;

d.	Subtract the fair value at the end of the prior year for awards granted in prior years that forfeited or failed to meet applicable vesting conditions during the covered year; and

e.
Add the aggregate of: the service cost (which is calculated as the actuarial present value of each NEO’s benefit under all plans reported in the “Changes to Pension Value” in the Summary Compensation Table, attributable to services rendered during the covered year), and the prior service cost (which is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered year that are attributable by the benefit formula to services rendered in periods prior to the amendment).

f.	Equity values are calculated in accordance with FASB ASC Topic 718. There were no adjustments required for pension service cost or prior pension service.

PEO Compensation Actually Paid Table

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Change in Pension Value	Inclusion of Equity Award Adjustments and Pension Service Costs (a)	Compensation Actually Paid to PEO(2)(3)

2024	$7,295,441	$3,529,358	$ 3,898,039	$ 7,664,122

2023	$7,356,609	$3,225,435	$ 5,936,907	$10,068,081

2022	$6,818,374	$3,211,952	$10,611,253	$14,217,675

2021	$6,577,522	$3,118,203	$ 8,453,795	$11,913,114

2020	$6,308,713	$3,118,593	$ 1,648,128	$ 4,838,248

(a)	The components of the amounts shown in this column for our PEO are presented in the table below:
PEO Components of Compensation Actually Paid

Year	Fair Value of Awards Granted in Applicable Year at Year-End	Change in Value of Prior Years’ Awards Unvested at Applicable Year-End	Change in Value of Prior Years’ Awards that Vested in Applicable Year at Vesting Date	Change in Value of Prior Years’ Awards that Forfeited During Applicable Year	Total Equity Value included in Compensation Actually Paid (total of prior four columns)	Pension Service Costs	Total Inclusion of Equity Values and Pension Service Costs

2024	$3,773,892	$462,534	$(338,387)	$0	$3,898,039	$0	$3,898,039

2023	$3,435,782	$1,860,710	$640,415	$0	$5,936,907	$0	$5,936,907

2022	$3,538,712	$6,735,690	$336,851	$0	$10,611,253	$0	$10,611,253

2021	$3,208,558	$4,097,867	$1,147,370	$0	$8,453,795	$0	$8,453,795

2020	$4,399,042	$(1,425,294)	$(531,199)	$(794,421)	$1,648,128	$0	$1,648,128
Average of
Non-PEO
NEOs Compensation Actually Paid Table

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Stock Awards and Change in Pension Value	Inclusion of Equity Award Adjustments and Pension Service Costs (a)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)

2024	$1,609,087	$565,015	$ 625,137	$1,669,209

2023	$1,801,064	$561,636	$1,005,814	$2,245,242

2022	$1,667,346	$543,863	$1,747,468	$2,870,951

2021	$1,584,381	$523,109	$1,414,338	$2,475,609

2020	$1,573,184	$561,297	$ 315,606	$1,327,493

(a)	The components of the amounts shown in this column for our non-PEO NEOs are presented in the table below:
Average of
Non-PEO
NEOs Components of Compensation Actually Paid

Year	Fair Value of Awards Granted in Applicable Year at Year-End	Change in Value of Prior Years’ Awards Unvested at Applicable Year-End	Change in Value of Prior Years’ Awards that Vested in Applicable Year at Vesting Date	Change in Value of Prior Years’ Awards that Forfeited During Applicable Year	Total Equity Value included in Compensation Actually Paid (total of prior four columns)	Pension Service Costs	Total Inclusion of Equity Values and Pension Service Costs

2024	$603,851	$80,026	$(58,740)	$0	$625,137	$0	$625,137

2023	$594,310	$322,176	$89,328	$0	$1,005,814	$0	$1,005,814

2022	$597,422	$1,096,293	$53,753	$0	$1,747,468	$0	$1,747,468

2021	$552,429	$648,464	$213,445	$0	$1,414,338	$0	$1,414,338

2020	$812,601	$(233,836)	$(95,398)	$(167,761)	$315,606	$0	$315,606

(4)
The
Non-PEO
NEOs for whom the Summary Compensation Table total average compensation is presented are for 2024, 2023, 2022 and 2021, Mr. Vincent J. Calabrese Jr., Mr. Gary L. Guerrieri, Mr. David B. Mitchell, and Mr. Barry C. Robinson; and for 2020, Mr. Vincent J.

Calabrese Jr., Mr. Gary L. Guerrieri, Mr. Robert Moorehead and Mr. Barry C. Robinson. Figures shown are based on the total compensation figures presented in the Summary Compensation Table for each
Non-PEO
NEO for each of the years listed.

(5)
This column shows the Company’s TSR and the TSR for the peer group used by the Company in its stock performance graph in its 2024 Form
10-K,
and the KBW Regional Bank Index (“KRX”), on a cumulative basis for each year of the five-year period from 2020 through 2024 (indexed to 2019). Dollar values assume $100 was invested for the cumulative period from December 31, 2019, through December 31, 2024, in either FNB or in the KRX index, and reinvestment of the pre-tax
value of the dividends paid.

(6)	Net income represents net income before preferred dividends.

Company Selected Measure Name	Operating ROATCE
Named Executive Officers, Footnote
(4)
The
Non-PEO
NEOs for whom the Summary Compensation Table total average compensation is presented are for 2024, 2023, 2022 and 2021, Mr. Vincent J. Calabrese Jr., Mr. Gary L. Guerrieri, Mr. David B. Mitchell, and Mr. Barry C. Robinson; and for 2020, Mr. Vincent J.

Calabrese Jr., Mr. Gary L. Guerrieri, Mr. Robert Moorehead and Mr. Barry C. Robinson. Figures shown are based on the total compensation figures presented in the Summary Compensation Table for each
Non-PEO
NEO for each of the years listed.

Peer Group Issuers, Footnote
(5)
This column shows the Company’s TSR and the TSR for the peer group used by the Company in its stock performance graph in its 2024 Form
10-K,
and the KBW Regional Bank Index (“KRX”), on a cumulative basis for each year of the five-year period from 2020 through 2024 (indexed to 2019). Dollar values assume $100 was invested for the cumulative period from December 31, 2019, through December 31, 2024, in either FNB or in the KRX index, and reinvestment of the pre-tax
value of the dividends paid.

PEO Total Compensation Amount	$ 7,295,441	$ 7,356,609	$ 6,818,374	$ 6,577,522	$ 6,308,713
PEO Actually Paid Compensation Amount	$ 7,664,122	10,068,081	14,217,675	11,913,114	4,838,248
Adjustment To PEO Compensation, Footnote
PEO Compensation Actually Paid Table

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Change in Pension Value	Inclusion of Equity Award Adjustments and Pension Service Costs (a)	Compensation Actually Paid to PEO(2)(3)

2024	$7,295,441	$3,529,358	$ 3,898,039	$ 7,664,122

2023	$7,356,609	$3,225,435	$ 5,936,907	$10,068,081

2022	$6,818,374	$3,211,952	$10,611,253	$14,217,675

2021	$6,577,522	$3,118,203	$ 8,453,795	$11,913,114

2020	$6,308,713	$3,118,593	$ 1,648,128	$ 4,838,248

(a)	The components of the amounts shown in this column for our PEO are presented in the table below:
PEO Components of Compensation Actually Paid

Year	Fair Value of Awards Granted in Applicable Year at Year-End	Change in Value of Prior Years’ Awards Unvested at Applicable Year-End	Change in Value of Prior Years’ Awards that Vested in Applicable Year at Vesting Date	Change in Value of Prior Years’ Awards that Forfeited During Applicable Year	Total Equity Value included in Compensation Actually Paid (total of prior four columns)	Pension Service Costs	Total Inclusion of Equity Values and Pension Service Costs

2024	$3,773,892	$462,534	$(338,387)	$0	$3,898,039	$0	$3,898,039

2023	$3,435,782	$1,860,710	$640,415	$0	$5,936,907	$0	$5,936,907

2022	$3,538,712	$6,735,690	$336,851	$0	$10,611,253	$0	$10,611,253

2021	$3,208,558	$4,097,867	$1,147,370	$0	$8,453,795	$0	$8,453,795

2020	$4,399,042	$(1,425,294)	$(531,199)	$(794,421)	$1,648,128	$0	$1,648,128

Non-PEO NEO Average Total Compensation Amount	$ 1,609,087	1,801,064	1,667,346	1,584,381	1,573,184
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,669,209	2,245,242	2,870,951	2,475,609	1,327,493
Adjustment to Non-PEO NEO Compensation Footnote
Average of
Non-PEO
NEOs Compensation Actually Paid Table

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Stock Awards and Change in Pension Value	Inclusion of Equity Award Adjustments and Pension Service Costs (a)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)

2024	$1,609,087	$565,015	$ 625,137	$1,669,209

2023	$1,801,064	$561,636	$1,005,814	$2,245,242

2022	$1,667,346	$543,863	$1,747,468	$2,870,951

2021	$1,584,381	$523,109	$1,414,338	$2,475,609

2020	$1,573,184	$561,297	$ 315,606	$1,327,493

(a)	The components of the amounts shown in this column for our non-PEO NEOs are presented in the table below:
Average of
Non-PEO
NEOs Components of Compensation Actually Paid

Year	Fair Value of Awards Granted in Applicable Year at Year-End	Change in Value of Prior Years’ Awards Unvested at Applicable Year-End	Change in Value of Prior Years’ Awards that Vested in Applicable Year at Vesting Date	Change in Value of Prior Years’ Awards that Forfeited During Applicable Year	Total Equity Value included in Compensation Actually Paid (total of prior four columns)	Pension Service Costs	Total Inclusion of Equity Values and Pension Service Costs

2024	$603,851	$80,026	$(58,740)	$0	$625,137	$0	$625,137

2023	$594,310	$322,176	$89,328	$0	$1,005,814	$0	$1,005,814

2022	$597,422	$1,096,293	$53,753	$0	$1,747,468	$0	$1,747,468

2021	$552,429	$648,464	$213,445	$0	$1,414,338	$0	$1,414,338

2020	$812,601	$(233,836)	$(95,398)	$(167,761)	$315,606	$0	$315,606

Compensation Actually Paid vs. Total Shareholder Return
Relationship
Between
Compensation Actually Paid and Company Cumulative TSR
The following chart presents the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR for each year of the five-year period from 2020 through 2024.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income
The following chart presents the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s net income for each year of the five-year period from 2020 through 2024.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Operating ROATCE*
The following chart presents the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s Operating ROATCE* for each year of the five-year period from 2020 through 2024.

Total Shareholder Return Vs Peer Group
Relationship Between Company TSR and Selected Peer Group TSR
The following chart presents the relationship between FNB’s cumulative TSR and the KRX TSR for each year of the five-year period from 2020 through 2024 (indexed to 2019).

Tabular List, Table
List of the Most Important Financial Performance Measures
The following list presents the financial measures that the Company considers to be the most important in linking Compensation Actually Paid to our PEO and our
Non-PEO
NEOs in 2024 to Company performance. The measures in this list emulate the diverse set of metrics used in our incentive compensation plans. The measures in this list are not ranked:

•	Operating Earnings Per Diluted Common Share (EPS)*

•	Operating Return on Average Tangible Common Equity (Operating ROATCE)*

•	Efficiency Ratio*

•	Internal Capital Generation Growth (ICG Growth)*

•	Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 143	129	118	105	79
Peer Group Total Shareholder Return Amount	131	116	116	125	91
Net Income (Loss)	$ 465,300,000	$ 484,900,000	$ 439,100,000	$ 404,600,000	$ 286,000,000
Company Selected Measure Amount	0.145	0.183	0.175	0.157	0.131
PEO Name	Mr. Vincent J. Delie, Jr
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Earnings Per Diluted Common Share (EPS)
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Return on Average Tangible Common Equity (Operating ROATCE)
Non-GAAP Measure Description	Non-GAAP measure
Measure:: 3
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Internal Capital Generation Growth (ICG Growth)
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
PEO | Exclusion Of Stock Awards And Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,529,358)	$ (3,225,435)	$ (3,211,952)	$ (3,118,203)	$ (3,118,593)
PEO | Inclusion Of Equity Award Adjustments And Pension Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,898,039	5,936,907	10,611,253	8,453,795	1,648,128
PEO | Fair Value Of Awards Granted In Applicable Year At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,773,892	3,435,782	3,538,712	3,208,558	4,399,042
PEO | Change In Value Of Prior Years Awards Unvested At Applicable Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	462,534	1,860,710	6,735,690	4,097,867	(1,425,294)
PEO | Change In Value Of Prior Years Awards That Vested In Applicable Year At Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(338,387)	640,415	336,851	1,147,370	(531,199)
PEO | Change In Value Of Prior Years Awards That Forfeited During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(794,421)
PEO | Total Equity Value Included In Compensation Actually Paid Total Of Prior Four Columns [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,898,039	5,936,907	10,611,253	8,453,795	1,648,128
PEO | Pension Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Exclusion Of Stock Awards And Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	565,015	561,636	543,863	523,109	561,297
Non-PEO NEO | Inclusion Of Equity Award Adjustments And Pension Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	625,137	1,005,814	1,747,468	1,414,338	315,606
Non-PEO NEO | Fair Value Of Awards Granted In Applicable Year At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	603,851	594,310	597,422	552,429	812,601
Non-PEO NEO | Change In Value Of Prior Years Awards Unvested At Applicable Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,026	322,176	1,096,293	648,464	(233,836)
Non-PEO NEO | Change In Value Of Prior Years Awards That Vested In Applicable Year At Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,740)	89,328	53,753	213,445	(95,398)
Non-PEO NEO | Change In Value Of Prior Years Awards That Forfeited During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(167,761)
Non-PEO NEO | Total Equity Value Included In Compensation Actually Paid Total Of Prior Four Columns [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	625,137	1,005,814	1,747,468	1,414,338	315,606
Non-PEO NEO | Pension Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0